Commitments and Contingencies - Schedule of Minimum Future Rental Payments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 3,035
2022	2,673
2023	2,043
2024	2,338
2025	2,193
Thereafter	4,790
Total	$ 17,072